CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Debt Or Debt Amendment Warrants	Common Stock Warrants	Total MIH Stockholders’ Equity	Total MIH Stockholders’ Equity Debt Or Debt Amendment Warrants	Total MIH Stockholders’ Equity Common Stock Warrants	Convertible Preferred Stock	Common Stock - Voting and Nonvoting	Treasury Stock	Additional Paid-in Capital	Additional Paid-in Capital Debt Or Debt Amendment Warrants	Additional Paid-in Capital Common Stock Warrants	Accumulated Deficit	Non-controlling interests	Adoption of ASU 2020-06	Adoption of ASU 2020-06 Total MIH Stockholders’ Equity	Adoption of ASU 2020-06 Additional Paid-in Capital	Adoption of ASU 2020-06 Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2021							411,049
Beginning balance at Dec. 31, 2021	$ (113,543)			$ (113,392)			$ 1	$ 45	$ 0	$ 591,721			$ (705,159)	$ (151)
Beginning balance (in shares) at Dec. 31, 2021								44,724,409
Beginning balance (in shares) at Dec. 31, 2021									0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Acquisition of Dorman Trading LLC (in shares)								403,846
Acquisition of Dorman Trading LLC	7,738			7,738						7,738
Contingent stock consideration in connection with business combination	2,579			2,579						2,579
Issuance of common stock - warrant exercises (in shares)								1,295,657
Issuance of common stock - warrant exercises	5,491			5,491				$ 1		5,490
Employee & Director stock transactions (in shares)							327,653	89,667
Employee & Director stock transactions	4,080			4,080						4,080
Repurchases of common stock from employee stock incentive plans (in shares)								(55,931)
Repurchases of common stock from employee stock incentive plans	(1,382)			(1,382)						(1,382)
Settlement of convertible loans in common stock (shares)								354,245
Settlement of convertible loans in common stock	3,542			3,542				$ 1		3,541
Settlement of interest payable in common stock (in shares)								53,274
Settlement of interest payable in common stock	740			740						740
Conversion of puttable common stock into non-puttable common stock and issuance of common stock for induced conversion of convertible loans (in shares)								401,232
Conversion of puttable common stock into non-puttable common stock and issuance of common stock for induced conversion of convertible loans	10,421			10,421						10,421
Equity rights program	2,972			2,972						2,972
Share based compensation (in shares)								338,573
Share based compensation	19,930			19,930						19,930
Net income (loss)	57,325			57,553									57,553	(228)
Ending balance (in shares) at Dec. 31, 2022							738,702
Ending balance at Dec. 31, 2022	(107)			272			$ 1	$ 47	$ 0	647,830			(647,606)	(379)
Ending balance (in shares) at Dec. 31, 2022								47,604,972
Ending balance (in shares) at Dec. 31, 2022									0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of contingent stock consideration in connection with business combination (in shares)								134,616
Issuance of common stock (in shares)								733,768
Issuance of common stock	14,705			14,705				$ 1		14,704
Issuance of common stock - warrant exercises (in shares)								71,000
Issuance of common stock - warrant exercises	877			877						877
Issuance of common stock in connection with termination of put liability (in shares)								131,576
Issuance of common stock in connection with termination of put liability	2,697			2,697						2,697
Issuance of warrants		$ 477	$ 338		$ 477	$ 338					$ 477	$ 338
Employee & Director stock transactions (in shares)							8,157	145,392
Employee & Director stock transactions	855			855						855
Repurchases of common stock from employee stock incentive plans (in shares)								(161,404)
Repurchases of common stock from employee stock incentive plans	(3,313)			(3,313)						(3,313)
Settlement of interest payable in common stock (in shares)								14,681
Settlement of interest payable in common stock	264			264						264
Warrant extensions	535			535						535
Conversion of puttable common stock into non-puttable common stock and issuance of common stock for induced conversion of convertible loans (in shares)								6,863,162
Conversion of puttable common stock into non-puttable common stock and issuance of common stock for induced conversion of convertible loans	137,268			137,268				$ 7		137,261
Equity rights program	4,601			4,601						4,601
Share based compensation (in shares)								1,998,739
Share based compensation	25,956			25,956				$ 2		25,954
Net income (loss)	$ (21,372)			(20,890)									(20,890)	(482)
Ending balance (in shares) at Dec. 31, 2023	746,859						746,859
Ending balance at Dec. 31, 2023	$ 163,781			164,642			$ 1	$ 57	$ 0	833,080			(668,496)	(861)	$ (144)	$ (144)	$ (375)	$ 231
Ending balance (in shares) at Dec. 31, 2023	57,536,502							57,536,502
Ending balance (in shares) at Dec. 31, 2023	0								0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)								275,610
Issuance of common stock	$ 5,531			5,531						5,531
Issuance of common stock - warrant exercises (in shares)								20,416
Issuance of common stock - warrant exercises	151			151						150
Issuance of warrants	119			119						119
Employee & Director stock transactions (in shares)								111,785
Cancellation of repurchased common stock from employee stock incentive plans (in shares)								(12,307)
Cancellation of repurchased common stock from employee stock incentive plans	(246)			(246)						(246)
Repurchases of common stock from employee stock incentive plans (in shares)									(34,457)
Repurchases of common stock from employee stock incentive plans	(690)			(690)					$ (690)
Settlement of convertible loans in common stock (shares)								322,223
Settlement of convertible loans in common stock	5,799			5,799						5,799
Settlement of interest payable in common stock (in shares)								13,820
Settlement of interest payable in common stock	249			249						249
Conversion of puttable common stock into non-puttable common stock and issuance of common stock for induced conversion of convertible loans (in shares)								5,557
Conversion of puttable common stock into non-puttable common stock and issuance of common stock for induced conversion of convertible loans	100			100						100
Equity rights program	1,175			1,175						1,175
Share based compensation (in shares)								100,000
Share based compensation	9,452			9,452						9,452
Net income (loss)	(4,973)			(4,950)									(4,950)	(23)
Ending balance (in shares) at Mar. 31, 2024							746,859
Ending balance at Mar. 31, 2024	$ 180,304			181,188			$ 1	$ 57	$ (690)	855,034			(673,215)	(884)
Ending balance (in shares) at Mar. 31, 2024								58,373,606
Ending balance (in shares) at Mar. 31, 2024									(34,457)
Beginning balance (in shares) at Dec. 31, 2023	746,859						746,859
Beginning balance at Dec. 31, 2023	$ 163,781			164,642			$ 1	$ 57	$ 0	833,080			(668,496)	(861)	(144)	(144)	(375)	231
Beginning balance (in shares) at Dec. 31, 2023	57,536,502							57,536,502
Beginning balance (in shares) at Dec. 31, 2023	0								0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 99,095
Ending balance (in shares) at Sep. 30, 2024							781,859
Ending balance at Sep. 30, 2024	$ 351,431			352,429			$ 1	$ 63	$ (697)	922,095			(569,033)	(998)
Ending balance (in shares) at Sep. 30, 2024								63,033,941
Ending balance (in shares) at Sep. 30, 2024									(34,807)
Beginning balance (in shares) at Dec. 31, 2023	746,859						746,859
Beginning balance at Dec. 31, 2023	$ 163,781			164,642			$ 1	$ 57	$ 0	833,080			(668,496)	(861)	$ (144)	$ (144)	$ (375)	$ 231
Beginning balance (in shares) at Dec. 31, 2023	57,536,502							57,536,502
Beginning balance (in shares) at Dec. 31, 2023	0								0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)								275,610
Issuance of common stock	$ 5,531			5,531						5,531
Issuance of common stock - warrant exercises (in shares)								1,795,955
Issuance of common stock - warrant exercises	1,560			1,560				$ 2		1,558
Issuance of warrants	119			119						119
Employee & Director stock transactions (in shares)							35,000	437,271
Employee & Director stock transactions	2,944			2,944				$ 1		2,943
Cancellation of repurchased common stock from employee stock incentive plans (in shares)								(558,685)
Cancellation of repurchased common stock from employee stock incentive plans	(11,648)			(11,648)				$ (1)		(11,647)
Repurchases of common stock from employee stock incentive plans (in shares)									(38,469)
Repurchases of common stock from employee stock incentive plans	(775)			(775)					$ (775)	0
Settlement of convertible loans in common stock (shares)								3,119,444
Settlement of convertible loans in common stock	56,150			56,150				$ 3		56,147
Settlement of interest payable in common stock (in shares)								104,160
Settlement of interest payable in common stock	1,875			1,875						1,875
Conversion of puttable common stock into non-puttable common stock and issuance of common stock for induced conversion of convertible loans (in shares)								68,006
Conversion of puttable common stock into non-puttable common stock and issuance of common stock for induced conversion of convertible loans	1,365			1,365						1,365
Warrant extension in connection with debt amendments	520			520						520
Equity rights program	1,975			1,975						1,975
Share based compensation (in shares)								441,217
Share based compensation	42,378			42,378				$ 1		42,377
Acquisition of non-controlling interest and other	0			(998)						(4,830)			3,832	998
Net income (loss)	$ 101,986			102,123									102,123	(137)
Ending balance (in shares) at Dec. 31, 2024	781,859						781,859
Ending balance at Dec. 31, 2024	$ 367,617			367,617			$ 1	$ 63	$ (775)	930,638			(562,310)	0
Ending balance (in shares) at Dec. 31, 2024	63,219,480							63,219,480
Ending balance (in shares) at Dec. 31, 2024	(38,469)								(38,469)
Beginning balance (in shares) at Mar. 31, 2024							746,859
Beginning balance at Mar. 31, 2024	$ 180,304			181,188			$ 1	$ 57	$ (690)	855,034			(673,215)	(884)
Beginning balance (in shares) at Mar. 31, 2024								58,373,606
Beginning balance (in shares) at Mar. 31, 2024									(34,457)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock - warrant exercises (in shares)								1,453,319
Issuance of common stock - warrant exercises	1,220			1,220				$ 1		1,220
Employee & Director stock transactions (in shares)							10,000	209,104
Employee & Director stock transactions	1,887			1,887				$ 1		1,886
Cancellation of repurchased common stock from employee stock incentive plans (in shares)								(824)
Cancellation of repurchased common stock from employee stock incentive plans	(16)			(16)						(16)
Settlement of convertible loans in common stock (shares)								2,561,111
Settlement of convertible loans in common stock	46,101			46,101				$ 3		46,098
Settlement of interest payable in common stock (in shares)								86,306
Settlement of interest payable in common stock	1,553			1,553						1,553
Conversion of puttable common stock into non-puttable common stock and issuance of common stock for induced conversion of convertible loans (in shares)								62,449
Conversion of puttable common stock into non-puttable common stock and issuance of common stock for induced conversion of convertible loans	1,265			1,265						1,265
Warrant extension in connection with debt amendments	520			520						520
Equity rights program	800			800						800
Share based compensation (in shares)								433,882
Share based compensation	10,489			10,489				$ 1		10,488
Net income (loss)	107,273			107,386									107,386	(113)
Ending balance (in shares) at Jun. 30, 2024							756,859
Ending balance at Jun. 30, 2024	351,396			352,393			$ 1	$ 63	$ (690)	918,848			(565,829)	(997)
Ending balance (in shares) at Jun. 30, 2024								63,178,953
Ending balance (in shares) at Jun. 30, 2024									(34,457)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock - warrant exercises (in shares)								313,182
Issuance of common stock - warrant exercises	154			154				$ 1		153
Employee & Director stock transactions (in shares)							25,000	95,173
Employee & Director stock transactions	801			801						801
Cancellation of repurchased common stock from employee stock incentive plans (in shares)								(534,347)
Cancellation of repurchased common stock from employee stock incentive plans	(11,147)			(11,147)				$ (1)		(11,146)
Repurchases of common stock from employee stock incentive plans (in shares)									(350)
Repurchases of common stock from employee stock incentive plans	(7)			(7)					$ (7)
Settlement of convertible loans in common stock (shares)								69,443
Settlement of convertible loans in common stock	1,250			1,250						1,250
Settlement of interest payable in common stock (in shares)								4,034
Settlement of interest payable in common stock	73			73						73
Share based compensation	12,116			12,116						12,116
Net income (loss)	(3,205)			(3,204)									(3,204)	(1)
Ending balance (in shares) at Sep. 30, 2024							781,859
Ending balance at Sep. 30, 2024	$ 351,431			352,429			$ 1	$ 63	$ (697)	922,095			(569,033)	(998)
Ending balance (in shares) at Sep. 30, 2024								63,033,941
Ending balance (in shares) at Sep. 30, 2024									(34,807)
Beginning balance (in shares) at Dec. 31, 2024	781,859						781,859
Beginning balance at Dec. 31, 2024	$ 367,617			367,617			$ 1	$ 63	$ (775)	930,638			(562,310)	0
Beginning balance (in shares) at Dec. 31, 2024	63,219,480							63,219,480
Beginning balance (in shares) at Dec. 31, 2024	(38,469)								(38,469)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock - warrant exercises (in shares)								5,000
Issuance of common stock - warrant exercises	$ 70			70						70
Employee & Director stock transactions (in shares)							11,568	16,662
Cancellation of repurchased common stock from employee stock incentive plans (in shares)								(51,373)
Cancellation of repurchased common stock from employee stock incentive plans	(1,148)			(1,148)						(1,148)
Repurchases of common stock from employee stock incentive plans (in shares)									(35,648)
Repurchases of common stock from employee stock incentive plans	(796)			(796)					$ (796)
Conversion of puttable common stock into non-puttable common stock and issuance of common stock for induced conversion of convertible loans (in shares)								1,150,142
Conversion of puttable common stock into non-puttable common stock and issuance of common stock for induced conversion of convertible loans	25,694			25,694				$ 1		25,693
Share based compensation	9,739			9,739						9,739
Net income (loss)	(21,420)			(21,420)									(21,420)
Ending balance (in shares) at Mar. 31, 2025							793,427
Ending balance at Mar. 31, 2025	$ 379,756			379,756			$ 1	$ 64	$ (1,571)	964,992			(583,730)	0
Ending balance (in shares) at Mar. 31, 2025								64,339,911
Ending balance (in shares) at Mar. 31, 2025									(74,117)
Beginning balance (in shares) at Dec. 31, 2024	781,859						781,859
Beginning balance at Dec. 31, 2024	$ 367,617			367,617			$ 1	$ 63	$ (775)	930,638			(562,310)	0
Beginning balance (in shares) at Dec. 31, 2024	63,219,480							63,219,480
Beginning balance (in shares) at Dec. 31, 2024	(38,469)								(38,469)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ (99,973)
Ending balance (in shares) at Sep. 30, 2025	0						0
Ending balance at Sep. 30, 2025	$ 831,909			831,909			$ 0	$ 82	$ (8,232)	1,502,973			(662,283)	0
Ending balance (in shares) at Sep. 30, 2025	81,767,756							81,767,756
Ending balance (in shares) at Sep. 30, 2025	(353,799)								(353,799)
Beginning balance (in shares) at Mar. 31, 2025							793,427
Beginning balance at Mar. 31, 2025	$ 379,756			379,756			$ 1	$ 64	$ (1,571)	964,992			(583,730)	0
Beginning balance (in shares) at Mar. 31, 2025								64,339,911
Beginning balance (in shares) at Mar. 31, 2025									(74,117)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock - warrant exercises (in shares)								1,540,280
Issuance of common stock - warrant exercises	3,237			3,237				$ 2		3,235
Employee & Director stock transactions (in shares)								281,505
Employee & Director stock transactions	1,002			1,002						1,002
Repurchases of common stock from employee stock incentive plans (in shares)								(6,218,504)
Repurchases of common stock from employee stock incentive plans	0			0				$ (6)		6
Share based compensation (in shares)								395,891
Share based compensation	9,621			9,621						9,621
Net income (loss)	23,527			23,527									23,527
Ending balance (in shares) at Jun. 30, 2025							793,427
Ending balance at Jun. 30, 2025	418,266			418,266			$ 1	$ 60	$ (1,571)	978,856			(560,203)	0
Ending balance (in shares) at Jun. 30, 2025								60,339,083
Ending balance (in shares) at Jun. 30, 2025									(74,117)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock - warrant exercises (in shares)								485,689
Issuance of common stock - warrant exercises	1			1				$ 1
Employee & Director stock transactions (in shares)							153,532	366,430
Employee & Director stock transactions	3,885			3,885						3,885
Cancellation of repurchased common stock from employee stock incentive plans (in shares)								(422,267)
Cancellation of repurchased common stock from employee stock incentive plans	(13,228)			(13,228)						(13,228)
Repurchases of common stock from employee stock incentive plans (in shares)								(575,071)
Repurchases of common stock from employee stock incentive plans	0			0				$ (1)		1
Repurchases of common stock from employee stock incentive plans (in shares)									(279,682)
Repurchases of common stock from employee stock incentive plans	(6,661)			(6,661)					$ (6,661)
Conversion of puttable common stock into non-puttable common stock and issuance of common stock for induced conversion of convertible loans (in shares)								575,071
Conversion of puttable common stock into non-puttable common stock and issuance of common stock for induced conversion of convertible loans	13,226			13,226				$ 1		13,225
Share based compensation	29,591			29,591						29,591
Net income (loss)	$ (102,080)			(102,080)									(102,080)
Ending balance (in shares) at Sep. 30, 2025	0						0
Ending balance at Sep. 30, 2025	$ 831,909			$ 831,909			$ 0	$ 82	$ (8,232)	$ 1,502,973			$ (662,283)	$ 0
Ending balance (in shares) at Sep. 30, 2025	81,767,756							81,767,756
Ending balance (in shares) at Sep. 30, 2025	(353,799)								(353,799)